Income Taxes (Tables)	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consisted of the following:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
		(in thousands)
Current taxes:
Federal	$465	$—	$—
State	450	221	127
	915	221	127
Deferred taxes:
Federal	1,888	—	—
State	—	9	(11)
	$2,803	$230	$116

Schedule of Effective Tax Rate
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	7.2%	—%	—%
Effect of permanent differences	(0.40)%	—%	—%
Tax reform—rate change(1)	(14.70)%	—%	—%
Income excluded from nontaxable entities	—%	(35.00)%	(35.00)%
Change in valuation allowance	(42.40)%	—%	—%
Effective tax rate	(15.30)%	—%	—%
__________

(1)	Includes the tax rate deduction. The impact of the rate change is fully offset in the Change in valuation allowance above.

Schedule of Deferred Tax Assets and Liabilities
Significant components of the deferred tax assets and liabilities are as follows:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	December 31, 2017	December 31, 2016
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$1,556	$—
Accruals	2,144	—
Asset retirement obligations	27,064	—
Derivative instruments	18,982	—
Tax credits	528	—
Other	867	—
Subtotal	51,141	—
Valuation allowance	(7,748)	—
Total	43,393	—
Deferred tax liabilities:
Book tax differences in property basis	(45,281)	—
Total	(45,281)	—
Net deferred tax liability	$(1,888)	$—